Stock Options (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	2.00%	2.00%	1.61495%	1.61495%
Risk - free interest rate	1.33%	1.33%	1.09087%	1.09087%
Expected volatility	22.44%	22.44%	22.20262%	22.20262%
Weighted average exercise price	$ 68.61	€ 49.75	$ 75.41	€ 57.15